UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERE
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

2506 Winford Avenue	Nashville, Tennessee 37211-2148
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
Corporate Trust Center
1209 Orange Street
Wilmington, DE  19801
(Name and address of agent for service)

With a copy to:
Paul B. Ordonio, President
Monteagle Funds
2506 Winford Avenue
Nashville, TN  37211

Registrant's telephone number, including area code:  888.263.5593

Date of fiscal year end:  08/31/2015

Date of reporting period: 05/31/2015

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedules of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - May 31, 2015 (Unaudited)

PAR VALUE	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (b) - 27.25%	FAIR VALUE

	U.S. Treasury Notes - 19.42%
$2,000,000	1.625%, due 08/15/2022	$1,967,812
2,000,000	1.75%, due 05/15/2022	1,988,594
2,000,000	2.00%, due 11/15/2021	2,027,188
1,000,000	2.125%, due 08/15/2021	1,022,500
1,000,000	2.25, due 11/15/2024	1,014,219
1,000,000	3.125%, due 05/15/2021	1,081,250
500,000	2.625%, due 08/15/2020	527,188
		9,628,751
	Federal Farm Credit Bank - 2.02%
1,000,000	2.64%, due 08/12/2021	1,002,687

	Federal Home Loan Mortgage Corporation - 4.78%
500,000	1.75%, due 05/30/2019	508,145
500,000	3.75%, due 03/27/2019	545,306
1,000,000	4.875%, due 06/13/2018	1,116,539
175,000	5.00%, due 12/14/2018	197,296
		2,367,286
	Federal National Mortgage Association - 1.03%
500,000	1.875%, due 09/18/2018	512,408

	Total U.S. Government and Agency Obligations (Cost $13,426,194)	13,511,132

PAR VALUE	CORPORATE BONDS (b) - 53.48%	FAIR VALUE

	Aerospace & Defense - 1.11%
500,000	United Technologies Corp., 5.375%, due 12/15/2017	551,758

	Agriculture - 0.99%
500,000	Philip Morris International, Inc., 2.50%, due 08/22/2022	490,511

	Banks - 11.56%
500,000	Goldman Sachs Group, Inc., 5.95%, due 01/18/2018	552,861
500,000	JPMorgan Chase & Co., 4.35%, due 08/15/2021	543,094
500,000	JPMorgan Chase & Co., 6.00%, due 01/15/2018	555,915
500,000	Manufacturers & Traders Trust Co., 1.45%, due 03/07/2018	500,634
500,000	Morgan Stanley, 3.45%, due 11/02/2015	505,696
500,000	Northern Trust Corp., 2.375%, due 08/02/2022	492,786
500,000	PNC Funding Corp., 4.375%, due 08/11/2020	552,413
500,000	U.S. Bancorp, 2.20%, due 11/15/2016	510,005
500,000	Wells Fargo & Co., 1.15%, 06/02/2017	499,871
500,000	Wells Fargo & Co., 3.45%, 02/13/2023	507,877
500,000	Westpac Banking Corp., 2.00%, due 08/14/2017	508,939
		5,730,091
	Biotechnology - 0.55%
250,000	Amgen, Inc., 4.50%, due 03/15/2020	274,604

	Computers - 3.25%
1,000,000	Apple, Inc., 3.20%, 05/13/2025	1,011,334
600,000	International Business Machines Corp., 1.25%, 02/08/2018	600,675
		1,612,009

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - May 31, 2015 (Unaudited)

PAR VALUE	CORPORATE BONDS (b) - 53.48% (continued)	FAIR VALUE

	Diversified Financial Services - 2.56%
$250,000	CME Group, Inc., 3.00%, due 09/15/2022	$256,143
500,000	General Electric Capital Corp., 3.15%, due 09/07/2022	514,341
500,000	Toyota Motor Credit Corp., 3.20%, due 06/17/2015	500,606
		1,271,090
	Electric - 2.82%
500,000	Duke Energy Florida, Inc., 4.55%, due 04/01/2020	554,132
770,000	Georgia Power Co., 4.25%, due 12/01/2019	844,664
		1,398,796
	Electrical Components & Equipment - 0.54%
250,000	Emerson Electric Co., 5.125%, due 12/01/2016	265,951

	Engineering & Construction - 0.72%
350,000	Fluor Corp., 3.50% due 12/15/2024	358,473

	Healthcare - Products - 2.06%
750,000	Becton Dickinson and Co., 3.125%, due 11/08/2021	764,057
250,000	Medtronic, Inc., 3.125%, 03/15/2022	258,041
		1,022,098
	Insurance - 2.74%
500,000	Berkshire Hathaway Finance Corp., 3.00%, due 05/15/2022	514,425
750,000	Chubb Corp., 5.75%, due 05/15/2018	844,937
		1,359,362
	Machinery - Diversified - 1.67%
750,000	Deere & Co., 4.375%, due 10/16/2019	827,326

	Metal Fabricate & Hardware - 0.99%
500,000	Precision Castparts Corp., 2.50%, due 01/15/2023	492,242

	Miscellaneous Manufacturing - 2.11%
250,000	3M Co., 1.00%, due 06/26/2017	250,724
250,000	3M Co., 2.00%, due 06/26/2022	245,267
500,000	General Electric Co., 5.25%, due 12/06/2017	549,196
		1,045,187
	Office & Business Equipment - 0.55%
250,000	Pitney Bowes, Inc., 5.75%, due 09/15/2017	270,939

	Oil & Gas - 2.54%
500,000	BP Capital Markets PLC, 2.50%, due 11/06/2022	486,500
250,000	BP Capital Markets PLC, 4.75%, due 03/10/2019	275,863
250,000	Shell International Finance BV, 1.125%, due 08/21/2017	250,802
250,000	Shell International Finance BV, 2.375%, due 08/21/2022	245,559
		1,258,724
	Oil & Gas Services - 1.53%
750,000	Halliburton Co., 2.00%, due 08/01/2018	759,174

	Pharmaceuticals - 3.95%
750,000	Allergan, Inc., 5.75%, due 04/01/2016	780,107
500,000	AstraZeneca PLC, 1.95%, due 09/18/2019	503,228
500,000	GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/2018	561,860
100,000	Johnson & Johnson, 5.15%, due 07/15/2018	112,548
		1,957,743
	Real Estate Investment Trust - 1.54%
750,000	Simon Property Group LP, 2.20%, due 02/01/2019	762,022

	Retail - 1.01%
250,000	Costco Wholesale Corp., 1.125%, due 12/15/2017	250,105
250,000	Costco Wholesale Corp., 1.70%, due 12/15/2019	250,280
		500,385
	Semiconductors - 4.30%
750,000	Broadcom Corp., 2.70%, 11/01/2018	775,832
350,000	Intel Corp., 1.35%, 12/15/2017	352,196
1,000,000	Qualcomm, Inc., 3.00%, 05/20/2022	1,005,768
		2,133,796

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - May 31, 2015 (Unaudited)

PAR VALUE	CORPORATE BONDS (b) - 53.48% (continued)	FAIR VALUE

	Software - 0.99%
500,000	Oracle Corp., 2.50%, due 10/15/2022	$492,635

	Telecommunications - 3.40%
750,000	AT&T, Inc., 5.80%, due 02/15/2019	847,002
750,000	Cisco Systems, Inc., 4.95%, due 02/15/2019	838,630
		1,685,632

	Total Corporate Bonds (Cost $25,925,258)	26,520,548

PAR VALUE	MORTGAGE-BACKED SECURITIES (b) - 11.94%	FAIR VALUE

	Federal Home Loan Mortgage Corporation - 3.64%
$961,300	Pool G08618, 4.00%, due 12/01/2044	$1,026,979
500,873	Pool J19285, 2.50%, due 06/01/2027	513,843
60,420	Series 15L, 7.00%, due 07/25/2023	69,109
186,815	Series 2841 BY, 5.00%, due 08/15/2019	195,927
		1,805,858
	Federal National Mortgage Association - 7.44%
72,688	Pool 545759, 6.50%, due 07/01/2032	86,167
11,537	Pool 725421, 7.00%, due 09/01/2017	11,895
38,249	Pool 754289, 6.00%, due 11/01/2033	43,952
69,075	Pool 882684, 6.00%, due 06/01/2036	79,168
1,755,702	Pool AB3690, 4.00%, due 10/01/2041	1,878,805
454,621	Pool AL1869, 3.00%, due 06/01/2027	476,559
969,973	Pool AU3763, 3.50%, due 08/01/2043	1,018,218
81,683	Series 2007-40-PT, 5.50%, due 05/25/2037	90,986
		3,685,750
	Government National Mortgage Association - 0.86%
75,693	Pool 476998, 6.50%, due 07/15/2029	86,575
42,682	Pool 648337, 5.00%, due 10/15/2020	45,723
26,745	Pool 676516, 6.00%, due 02/15/2038	30,660
85,175	Series 2012-52-PM, 3.50%, due 12/20/2039	90,537
188,410	Series 2012-91-HQ, 2.00%, due 09/20/2041	174,122
		427,617
	Total Mortgage-Backed Securities (Cost $5,860,171)	5,919,225

SHARES	MONEY MARKET FUNDS - 6.81%	FAIR VALUE

3,376,101	Fidelity Institutional Money Market Fund Class I, 0.12% (a) (Cost $3,376,101)	$3,376,101

	Total Investments at Fair Value - 99.48% (Cost $48,587,724)	$49,327,006

	Other Assets in Excess of Liabilities, Net - 0.52%	255,482

	Net Assets - 100.00%	$49,582,488

(a)	Rate shown represents the 7-day yield at May 31, 2015, is subject to change and resets daily.
(b)	Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of these schedules of investments.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS - May 31, 2015 (Unaudited)

SHARES	COMMON STOCKS - 86.55%	FAIR VALUE

	Apparel - 4.57%
5,700	Skechers U.S.A., Inc.	$603,459

	Beverages - 0.96%
1,000	Monster Beverage Corp.	127,280

	Biotechnology - 6.03%
1,100	Biogen Idec, Inc.	138,127
2,200	Celgene Corp.	251,768
2,100	Medivation, Inc.	277,305
700	United Therapeutics Corp.	128,604
		795,804
	Computers - 1.09%
1,100	Apple, Inc.	143,308

	Diversified Financial Services - 1.89%
10,200	Santander Consumer USA Holdings, Inc.	249,900

	Healthcare Services - 13.50%
5,300	AmerisourceBergen Corp.	596,568
12,000	Centene Corp.	904,080
2,000	Cigna Corp.	281,660
		1,782,308
	Internet - 3.92%
1,000	Equinix, Inc.	268,070
400	Netflix, Inc.	249,624
		517,694
	Machinery - Diversified - 2.49%
3,000	Zebra Technologies Corp.	328,920

	Oil & Gas - 1.14%
1,700	Tesoro Corp.	150,450

	Pharmaceuticals - 10.64%
2,496	AbbVie, Inc.	166,199
1,720	Actavis PLC	527,713
3,100	Mallinckrodt PLC	401,264
1,300	Valeant Pharmaceuticals International, Inc.	310,401
		1,405,577
	Retail - 1.65%
2,000	Domino's Pizza, Inc.	217,320

	Semiconductors - 17.83%
4,000	Avago Technologies Ltd.	592,280
4,100	NXP Semiconductor NV	460,225
2,000	Qorvo, Inc.	164,300
10,400	Skyworks Solutions, Inc.	1,137,344
		2,354,149

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS - May 31, 2015 (Unaudited)

SHARES	COMMON STOCKS - 97.14% (continued)	FAIR VALUE

	Software - 14.55%
7,500	Akamai Technologies, Inc.	572,025
9,400	Electronic Arts, Inc.	589,897
2,400	Intuit, Inc.	249,960
3,600	NetEase, Inc.	509,076
		1,920,958
	Telecommunications - 6.29%
4,900	Palo Alto Networks, Inc. (a)	830,501

	Total Common Stocks (Cost $9,562,340)	11,427,628

SHARES	MONEY MARKET FUND - 16.93%	FAIR VALUE

2,235,443	Fidelity Institutional Money Market Fund Class I, 0.12% (b) (Cost $2,235,443)	$2,235,443

	Total Investments at Fair Value - 103.48% (Cost $11,797,783)	$13,663,071

	Liabilities in Excess of Other Assets, Net - (3.48)%	(458,876)

	Net Assets - 100.00%	$13,204,195

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at May 31, 2015, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - May 31, 2015 (Unaudited)

SHARES	COMMON STOCKS - 97.14%	FAIR VALUE

	Apparel - 2.05%
1,381	Deckers Outdoor Corp. (a)	$94,115
4,384	NIKE, Inc. - Class B	445,721
		539,836
	Banks - 3.86%
3,680	Goldman Sachs Group, Inc.	758,779
4,555	Wells Fargo & Co.	254,898
		1,013,677
	Beverages - 2.64%
16,910	Coca-Cola Co.	692,634

	Biotechnology - 4.01%
1,054	Amgen, Inc.	164,698
4,129	Celgene Corp. (a)	472,523
3,715	Gilead Sciences, Inc.	417,083
		1,054,304
	Chemicals - 3.22%
1,225	Albemarle Corp.	73,684
1,380	CF Industries Holdings, Inc.	435,914
2,731	Praxair, Inc.	335,531
		845,129
	Computers - 7.34%
12,624	Apple, Inc.	1,644,655
1,329	International Business Machines Corp.	225,465
1,621	Stratasys, Ltd. (a) (d)	57,643
		1,927,763
	Cosmetics & Personal Care - 3.74%
5,815	Colgate-Palmolive Co.	388,384
4,213	Estee Lauder Cos., Inc.	368,343
2,884	Procter & Gamble Co.	226,077
		982,804
	Distribution & Wholesale - 1.99%
2,178	WW Grainger, Inc.	523,439

	Diversified Financial Services - 5.91%
1,955	American Express Co.	155,853
2,122	BlackRock, Inc.	776,185
9,040	Visa, Inc. - Class A	620,867
		1,552,905
	Electrical Components & Equipment - 1.51%
7,388	AMETEK, Inc.	397,179

	Electronics - 2.52%
8,640	Amphenol Corp. - Class A	492,912
7,254	Trimble Navigation Ltd. (a)	170,034
		662,946
	Entertainment - 1.12%
7,285	Cinemark Holdings, Inc.	295,261

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - May 31, 2015 (Unaudited)

SHARES	COMMON STOCKS - 97.14% (continued)	FAIR VALUE

	Food - 3.74%
3,728	Hershey Co.	$346,182
2,475	J.M. Smucker Co.	293,411
3,185	McCormick & Co., Inc.	250,022
2,250	Whole Foods Market, Inc.	92,790
		982,405
	Healthcare - Products - 3.91%
8,431	Baxter International, Inc.	561,589
5,395	Danaher Corp.	465,696
		1,027,285
	Internet - 6.36%
900	Amazon.com, Inc. (a)	386,307
8,670	eBay, Inc. (a)	531,991
735	Google, Inc. - Class A (a)	400,810
661	Google, Inc. - Class C (a)	351,725
		1,670,833
	Leisure Time - 1.43%
2,618	Polaris Industries, Inc.	374,505

	Lodging - 0.71%
1,855	Wynn Resorts Ltd.	186,780

	Machinery - Construction & Mining - 1.18%
3,616	Caterpillar, Inc.	308,517

	Machinery - Diversified - 2.12%
3,181	Roper Industries, Inc.	556,548

	Media - 6.04%
7,695	Comcast Corp. - Class A	449,850
10,300	Walt Disney Co.	1,136,811
		1,586,661
	Miscellaneous Manufacturing - 0.88%
1,455	3M Co.	231,461

	Oil & Gas - 2.40%
1,570	Chevron Corp.	161,710
1,409	Concho Resources, Inc. (a)	169,503
3,521	Exxon Mobil Corp.	299,989
		631,202
	Oil & Gas Services - 1.53%
2,444	National Oilwell Varco, Inc.	120,220
3,107	Schlumberger Ltd.	282,022
		402,242
	Pharmaceuticals - 5.56%
2,811	Bristol-Myers Squibb Co.	181,591
8,125	Express Scripts Holding Co. (a)	708,012
3,635	Johnson & Johnson	364,009
5,947	Pfizer, Inc.	206,658
		1,460,270
	Real Estate Investment Trusts - 1.37%
3,873	American Tower Corp.	359,376

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - May 31, 2015 (Unaudited)

SHARES	COMMON STOCKS - 97.14% (continued)	FAIR VALUE

	Retail - 11.07%
2,027	Costco Wholesale Corp.	$289,030
6,294	CVS Health Corp.	644,380
5,379	Dunkin' Brands Group, Inc.	287,023
6,527	Home Depot, Inc.	727,238
1,933	Ross Stores, Inc.	186,863
3,015	Wal-Mart Stores, Inc.	223,924
6,088	Yum! Brands, Inc.	548,590
		2,907,048
	Semiconductors - 2.40%
9,060	QUALCOMM, Inc.	631,301

	Software - 0.91%
5,485	Oracle Corp.	238,542

	Telecommunications - 3.39%
13,695	Cisco Systems, Inc.	401,400
9,905	Verizon Communications, Inc.	489,703
		891,103
	Transportation - 2.23%
3,380	FedEx Corp.	585,484

	Total Common Stocks (Cost $18,121,809)	25,519,440

SHARES	MONEY MARKET FUND - 2.86%	FAIR VALUE

751,003	Fidelity Institutional Money Market Fund Class I, 0.12% (b) (c) (Cost $751,003)	$751,003

	Total Investments at Fair Value - 100.00% (Cost $18,872,812)	$26,270,443

	Liabilities in Excess of Other Assets, Net - 0.00%	(319)

	Net Assets - 100.00%	$26,270,124

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at May 31, 2015, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS - May 31, 2015 (Unaudited)

SHARES	COMMON STOCKS - 83.70%	FAIR VALUE

	Banks - 7.39%
7,400	Bank of America Corp.	$122,100
15,650	Fifth Third Bancorp	316,756
1,091	Goldman Sachs Group, Inc.	224,953
11,849	Morgan Stanley	452,632
		1,116,441
	Computers - 6.40%
4,123	Apple, Inc.	537,144
2,537	International Business Machines Corp.	430,402
		967,546
	Diversified Financial Services - 1.36%
2,180	CME Group, Inc.	205,356

	Electric - 2.03%
9,085	Exelon Corp.	307,346

	Engineering & Construction - 3.09%
10,809	Jacobs Engineering Group, Inc. (a)	467,597

	Entertainment - 0.52%
4,349	International Game Technology	78,673

	Healthcare - Services - 7.24%
5,097	Humana, Inc.	1,094,071

	Insurance - 5.63%
6,760	Aflac, Inc.	420,607
6,388	Allstate Corp.	430,040
		850,647
	Internet - 5.96%
786	Google, Inc. - Class A (a)	428,622
402	Priceline Group, Inc. (a)	471,160
		899,782
	Iron & Steel - 2.82%
10,872	Allegheny Technologies, Inc.	353,340
3,000	United States Steel Corp.	73,200
		426,540
	Machinery - Construction & Mining - 2.23%
8,657	Joy Global, Inc.	337,104

	Media - 3.14%
13,971	Discovery Communications, Inc. (a)	474,176

	Mining - 1.85%
14,220	Freeport-McMoRan, Inc.	279,423

	Miscellaneous Manufacturing - 1.32%
7,300	General Electric Co.	199,071

	Office & Business Equipment - 1.11%
14,634	Xerox Corp.	167,120

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS - May 31, 2015 (Unaudited)

SHARES	COMMON STOCKS - 83.70% (continued)	FAIR VALUE

	Oil & Gas - 12.20%
2,200	ConocoPhillips	$140,096
34,650	Denbury Resources, Inc.	255,371
9,020	Diamond Offshore Drilling, Inc. (d)	273,667
19,300	Noble Corp PLC	323,275
14,259	Rowan Companies PLC - Class A	306,284
4,860	Tesoro Corp.	430,110
6,100	Transocean Ltd. (d)	114,985
		1,843,788
	Oil & Gas Services - 2.78%
6,513	Baker Hughes, Inc.	419,828

	Real Estate Investment Trust - 1.67%
6,520	HCP, Inc.	252,454

	Retail - 8.91%
7,060	Abercrombie & Fitch Co. - Class A	144,518
8,406	Darden Restaurants, Inc.	550,930
3,385	Kohl's Corp.	221,684
5,400	Target Corp.	428,328
		1,345,460
	Savings & Loans - 1.20%
19,082	Hudson City Bancorp, Inc.	181,565

	Telecommunications - 0.91%
4,000	AT & T, Inc.	138,160

	Toys, Games & Hobbies - 2.16%
12,640	Mattel, Inc.	326,238

	Transportation - 1.78%
4,351	CH Robinson Worldwide, Inc.	268,587

	Total Common Stocks (Cost $10,950,343)	12,646,973

SHARES	MONEY MARKET FUND - 18.88%	FAIR VALUE

2,852,201	Fidelity Institutional Money Market Fund Class I, 0.12% (b) (c) (Cost $2,852,201)	$2,852,201

	Total Investments at Fair Value - 102.58% (Cost $13,802,544)	$15,499,174

	Liabilities in Excess of Other Assets, Net - (2.58%)	(390,065)

	Net Assets - 100.00%	$15,109,109

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at May 31, 2015, is subject to change and resets daily.
(c)	A portion of this security is segregated as collateral for securities on loan at May 31, 2015. Total collateral had a fair value of $392,552 at May 31, 2015.
(d)	Security, or a portion of the security, is out on loan at May 31, 2015. Total loaned securities had a fair value of $381,241 at May 31, 2015.

The accompanying notes are an integral part of these schedules of investments.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS - May 31, 2015 (Unaudited)

SHARES	COMMON STOCKS - 96.59%	FAIR VALUE

	Aerospace & Defense - 2.12%
6,400	Triumph Group, Inc.	$426,816

	Auto Manufacturers - 2.45%
32,500	Ford Motor Co.	493,025

	Chemicals - 10.67%
10,750	EI Du Pont de Nemour & Co.	763,358
18,800	Huntsman Corp.	421,872
10,800	Mosaic Co.	495,180
9,000	Stepan Co.	463,140
		2,143,550
	Distribution & Wholesale - 2.46%
79,558	Wolseley PLC - ADR	494,055

	Diversified Financial Services - 2.48%
4,813	Macquarie Group Ltd. - ADR	299,609
30,000	Nomura Holdings, Inc. - ADR	198,600
		498,209
	Electric - 1.38%
11,000	NRG Energy, Inc.	277,200

	Electrical Components & Equipment - 2.26%
30,000	Schneider Electric SA - ADR	454,800

	Engineering & Components - 1.73%
6,200	Fluor Corp.	348,564

	Environmental Control - 2.21%
11,000	Republic Services, Inc.	443,190

	Food - 2.57%
28,000	Dean Foods Co.	515,760

	Healthcare - Products - 5.49%
32,000	Boston Scientific Corp. (a)	584,640
6,800	Medtronic, Inc.	518,976
		1,103,616
	Home Builders - 2.34%
18,000	DR Horton, Inc.	470,160

	Iron & Steel - 5.23%
23,000	Commercial Metals Co.	369,610
7,500	Nucor Corp.	354,750
12,000	Worthington Industries, Inc.	326,520
		1,050,880
	Mining - 4.64%
33,000	Barrick Gold Corp.	391,380
12,000	Freeport-McMoRan, Inc.	235,800
85,000	Yamana Gold, Inc.	305,150
		932,330

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS - May 31, 2015 (Unaudited)

SHARES	COMMON STOCKS - 96.59% (continued)	FAIR VALUE

	Miscellaneous Manufacturing - 4.24%
13,000	General Electric Co.	$354,510
11,000	Textron, Inc.	497,420
		851,930
	Oil & Gas - 8.23%
10,000	CVR Energy, Inc.	387,600
5,000	Exxon Mobil Corp.	426,000
7,600	HollyFrontier Corp.	316,540
12,000	Marathon Oil Corp.	326,280
10,494	Transocean Ltd. (d)	197,812
		1,654,232
	Oil & Gas Services - 0.90%
9,000	Steel Excel, Inc. (a)	180,000

	Packaging & Containers - 4.32%
9,300	Greif, Inc.	355,167
11,400	Sonoco Products Co.	513,228
		868,395
	Pharmaceuticals - 3.98%
9,147	Merck & Co., Inc.	556,961
10,000	Takeda Pharmaceutical Co. Ltd. - ADR	242,700
		799,661
	Real Estate - 1.74%
13,500	Rayonier, Inc.	348,570

	Retail - 3.52%
13,000	Abercrombie & Fitch Co. - Class A	266,110
12,500	Coach, Inc.	442,125
		708,235
	Semiconductors - 8.46%
19,000	Cirrus Logic, Inc. (a)	717,250
17,000	Intel Corp.	585,820
30,000	Kulicke & Soffa Industries, Inc. (a)	397,800
		1,700,870
	Telecommunications - 9.84%
20,000	AT & T, Inc.	690,800
31,000	FIH Mobile Ltd. - ADR	360,840
9,700	Rogers Communications, Inc. - Class B	332,904
12,000	Verizon Communications, Inc.	593,280
		1,977,824
	Transportation - 3.33%
11,000	CSX Corp.	374,880
12,000	Tidewater, Inc. (d)	294,480
		669,360

	Total Common Stocks (Cost $16,510,587)	19,411,232

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS - May 31, 2015 (Unaudited)

SHARES	MONEY MARKET FUND - 9.57%	FAIR VALUE

1,923,314	Fidelity Institutional Money Market Fund Class I, 0.12% (Cost $1,923,314) (c)	$1,923,314

	Total Investments at Fair Value - 106.16% (Cost $18,433,901)	$21,334,546

	Liabilities in Excess of Other Assets, Net - (6.16%)	(1,238,822)

	Net Assets - 100.00%	$20,095,724

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at May 31, 2015, is subject to change and resets daily.
(c)	A portion of this security is segregated as collateral for securities on loan at May 31, 2015. Total collateral had a fair value of $506,810 at May 31, 2015.
(d)	Security, or a portion of the security is out on loan at May 31, 2015. Total loaned securities had a fair value of $486,181 at May 31, 2015.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

THE TEXAS FUND
SCHEDULE OF INVESTMENTS - May 31, 2015 (Unaudited)

SHARES	COMMON STOCKS - 98.86%	FAIR VALUE

	Airlines - 2.17%
2,417	American Airlines Group, Inc.	$102,408
4,723	Southwest Airlines Co.	174,987
		277,395
	Auto Manufacturers - 0.88%
822	Toyota Motor Corp.	113,346

	Banks - 9.49%
3,164	Comerica, Inc.	154,878
2,097	Cullen/Frost Bankers, Inc.	153,941
5,585	First Financial Bankshares, Inc. (d)	168,276
7,447	Hilltop Holdings, Inc. (a)	162,568
5,951	International Bancshares Corp.	155,321
4,105	LegacyTexas Financial Group, Inc.	106,484
2,784	Prosperity Bancshares, Inc.	149,139
3,036	Texas Capital Bancshares, Inc. (a)	165,158
		1,215,765
	Beverages - 1.09%
1,818	Dr Pepper Snapple Group, Inc.	139,332

	Building Materials - 1.76%
1,586	Eagle Materials, Inc.	132,399
832	Lennox International, Inc.	93,683
		226,082
	Chemicals - 2.72%
3,345	Celanese Corp.	230,303
1,678	Westlake Chemical Co.	118,316
		348,619
	Commercial Services - 4.19%
1,813	Cardtronics, Inc. (a)	66,174
6,869	HMS Holdings Corp. (a)	117,048
2,016	Quanta Services, Inc. (a)	59,109
3,300	Rent-A-Center, Inc.	99,825
5,589	Sabre Corp.	145,817
1,682	Service Corp. International, Inc.	48,879
		536,852
	Computers - 1.08%
2,128	Cognizant Technology Solutions Corp. (a)	137,724

	Distribution & Wholesale - 0.61%
1,098	Fossil Group, Inc. (a)	77,969

	Diversified Financial Services - 2.45%
487	Alliance Data Systems Corp. (a)	145,141
6,906	Santander Consumer USA Holdings, Inc. (a)	169,197
		314,338
	Electric - 1.02%
2,062	Dynegy, Inc. (a)	66,685
1,775	El Paso Electric Co.	64,557
		131,242
	Electrical Equipment & Components - 0.89%
2,610	Encore Wire Corp.	114,005

	Electronics - 1.93%
5,477	Benchmark Electronics, Inc. (a)	127,285
4,009	National Instruments Corp.	119,909
		247,194

THE TEXAS FUND
SCHEDULE OF INVESTMENTS - May 31, 2015 (Unaudited)

SHARES	COMMON STOCKS - 98.86% (continued)	FAIR VALUE

	Engineering & Construction - 1.31%
951	Fluor Corp.	$53,465
5,977	KBR, Inc.	114,460
		167,925
	Entertainment - 0.95%
1,750	Cinemark Holdings, Inc.	70,928
1,049	Six Flags Entertainment Corp.	51,254
		122,182
	Environmental Control - 1.72%
2,953	Waste Connections, Inc.	143,309
1,540	Waste Management, Inc.	76,461
		219,770
	Food - 3.53%
4,831	Darling Ingredients, Inc. (a)	75,847
5,914	Dean Foods Co.	108,936
3,417	Sysco Corp.	126,976
3,418	Whole Foods Market, Inc.	140,958
		452,717
	Gas - 1.15%
1,348	Atmos Energy Corp.	72,819
3,646	CenterPoint Energy, Inc.	74,269
		147,088
	Healthcare - Products - 2.52%
1,941	Cyberonics, Inc. (a)	124,243
2,314	Greatbatch, Inc. (a)	120,282
67	Halyard Health, Inc. (a)	2,775
3,289	Hanger, Inc. (a)	75,614
		322,914
	Healthcare - Services - 1.06%
2,547	Tenet Healthcare Corp. (a)	135,475

	Home Builders - 0.80%
3,902	DR Horton, Inc.	101,920

	Household Products & Wares - 0.50%
587	Kimberly-Clark Corp.	63,901

	Insurance - 3.45%
1,365	American National Insurance Co.	140,882
2,580	HCC Insurance Holdings, Inc.	147,524
2,691	Torchmark Corp.	153,575
		441,981
	Internet - 1.33%
4,593	HomeAway, Inc. (a)	128,926
2,036	RetailMeNot, Inc. (a)	41,046
		169,972
	Investment Companies - 1.13%
4,669	Main Street Capital Corp. (d)	144,132

	Iron & Steel - 1.46%
11,650	Commercial Metals Co.	187,216

	Leisure Time - 0.92%
5,164	ClubCorp Holdings, Inc.	117,378

	Lodging - 0.78%
4,031	La Quinta Holdings, Inc.	100,211

	Machinery - Diversified - 0.72%
976	DXP Enterprises, Inc. (a)	40,026
947	Flowserve Corp.	52,085
		92,111

THE TEXAS FUND
SCHEDULE OF INVESTMENTS - May 31, 2015 (Unaudited)

SHARES	COMMON STOCKS - 98.86% (continued)	FAIR VALUE

	Media - 0.88%
1,992	Media General, Inc. (a)	$32,988
1,406	Nexstar Broadcasting Group, Inc.	79,987
		112,975
	Miscellaneous Manufacturing - 1.52%
3,121	AZZ, Inc.	149,590
1,520	Trinity Industries, Inc.	45,585
		195,175

	Oil & Gas - 11.60%
1,269	Apache Corp.	75,937
3,255	Cabot Oil & Gas Corp.	110,540
1,205	Cheniere Energy, Inc. (a)	91,375
781	Concho Resources, Inc. (a)	93,954
9,760	Denbury Resources, Inc.	71,931
837	Diamonback Energy, Inc. (a)	65,127
1,483	EOG Resources, Inc.	131,527
936	Exxon Mobil Corp.	79,747
1,927	HollyFrontier Corp.	80,260
3,057	Marathon Oil Corp.	83,120
6,435	Matador Resources Co. (a)	177,220
1,789	Noble Energy, Inc.	78,322
4,098	Patterson-UTI Energy, Inc.	82,780
547	Pioneer Natural Resources Co.	80,863
3,630	Rowan Cos. PLC - Class A	77,972
1,780	Valero Energy Corp.	105,447
		1,486,122
	Oil & Gas Services - 7.71%
1,727	Baker Hughes, Inc.	111,322
1,475	Bristow Group, Inc.	85,550
1,846	Cameron International Corp. (a)	94,755
1,168	Dril-Quip, Inc. (a)	88,277
6,664	Flotek Industries, Inc. (a)	76,569
2,597	FMC Technologies, Inc. (a)	108,529
2,917	Forum Energy Technologies, Inc. (a)	60,499
2,001	Halliburton Co.	90,845
2,035	National Oilwell Varco, Inc.	100,102
1,560	Oceaneering International, Inc	79,248
1,010	Schlumberger Ltd.	91,678
		987,374
	Pharmaceuticals - 1.13%
2,467	ZS Pharma, Inc. (a)	144,319

	Pipelines - 2.26%
2,622	EnLink Midstream LLC	86,814
2,091	Kinder Morgan, Inc.	86,756
3,288	Primoris Services Corp.	61,716
1,534	Spectra Energy Corp.	53,951
		289,237
	Real Estate - 0.78%
676	Howard Hughes Corp. (a)	99,568

THE TEXAS FUND
SCHEDULE OF INVESTMENTS - May 31, 2015 (Unaudited)

SHARES	COMMON STOCKS - 98.86% (continued)		FAIR VALUE

	Retail - 9.32%
1,326	Brinker International, Inc.		$73,169
3,280	Cash America International, Inc.		88,166
1,457	Conn's, Inc. (a) (d)		53,894
1,870	Copart, Inc. (a)		64,702
1,255	Fiesta Restaurant Group, Inc. (a)		58,395
2,854	First Cash Financial Services, Inc. (a)		132,968
1,557	GameStop Corp. - Class A (d)		67,589
1,427	Group 1 Automotive, Inc.		117,456
1,104	Mattress Firm Holdings Corp. (a)		65,224
1,209	Men's Wearhouse, Inc.		70,134
4,755	Michaels Cos., Inc. (a)		130,097
5,414	Pier 1 Imports, Inc.		68,812
3,164	Rush Enterprises, Inc. (a)		84,067
3,826	Sally Beauty Holdings, Inc. (a)		119,409
			1,194,082
	Semiconductors - 4.32%
4,302	Cirrus Logic, Inc. (a)		162,401
4,526	Diodes, Inc. (a)		119,848
2,613	Silicon Laboratories, Inc. (a)		144,865
2,262	Texas Instruments, Inc.		126,491
			553,605
	Software - 3.95%
336	athenahealth, Inc. (a)		39,178
2,534	Rackspace Hosting, Inc. (a)		101,588
2,489	SolarWinds, Inc. (a)		118,103
2,340	Solera Holdings, Inc.		115,432
1,085	Tyler Technologies, Inc. (a)		131,806
			506,107
	Telecommunications - 1.00%
3,727	AT&T, Inc.		128,731

	Transportation - 0.78%
1,303	Kirby Corp. (a)		99,953

	Total Common Stocks (Cost $12,714,401)		12,664,004

CONTRACTS (e)	CALL OPTIONS - 0.07%	Expiration Date/ Exercise Price	FAIR VALUE

110	JC Penney Co., Inc.	01/15/2016, $10.00	$7,150
250	ISHS Barclays 20+ Treasury	06/19/2015, $135.00	1,750
	Total Call Options (Cost $125,631)		$8,900

SHARES	MONEY MARKET FUND - 3.77%		FAIR VALUE

483,782	Fidelity Institutional Money Market Fund Class I, 0.09% (b) (c) (Cost $483,782)		$483,782

	Total Investments at Fair Value - 102.71% (Cost $13,313,824)		$13,156,686

	Liabilities in Excess of Other Assets, Net - (2.71%)		(346,775)

	Net Assets - 100.00%		$12,809,911

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at May 31, 2015, is subject to change and resets daily.
(c)	A portion of this security is segregated as collateral for securities on loan at May 31, 2015. Total collateral had a fair value of $335,061 at May 31, 2015.
(d)	Security, or a portion of the security is out on loan at May 31, 2015. Total loaned securities had a fair value of $330,855 at May 31, 2015.
(e)	Each contract is equal to 100 shares of common stock.

The accompanying notes are an integral part of these schedules of investments.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2015 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Monteagle Funds’ (the “Funds”) significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation — Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities. However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs
• Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2015 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used to value the Funds’ investments at fair value as of May 31, 2015:

Fixed Income Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
U.S. Government and Agency Obligations	$-	$13,511,132	$13,511,132
Corporate Bonds	-	26,520,548	26,520,548
Mortgage - Backed securities	-	5,919,225	5,919,225
Money Market Funds	3,376,101	-	3,376,101
Totals	$3,376,101	$45,950,905	$49,327,006

Informed Investor Growth Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$11,427,628	$-	$11,427,628
Money Market Funds	2,235,443	-	2,235,443
Totals	$13,663,071	$-	$13,663,071

Quality Growth Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$25,519,440	$-	$25,519,440
Money Market Funds	751,003	-	751,003
Totals	$26,270,443	$-	$26,270,443

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2015 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Select Value Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$12,646,973	$-	$12,646,973
Money Market Funds	2,852,201	-	2,852,201
Totals	$15,499,174	$-	$15,499,174

Value Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$19,411,232	$-	$19,411,232
Money Market Funds	1,923,314	-	1,923,314
Totals	$21,334,546	$-	$21,334,546

The Texas Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$12,664,004	$-	$12,664,004
Call Options(b)	8,900	-	8,900
Money Market Funds	483,782	-	483,782
Totals	$13,156,686	$-	$13,156,686

(a)	As of and during the nine month period ended May 31, 2015, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks, preferred stocks, call options and put options held in the Funds are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedules of Investments.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2015 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

There were no transfers into and out of any Level for the Funds during the nine month period ended May 31, 2015.  It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

During the nine month period ended May 31, 2015, no securities were fair valued.

Security Loans — The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the prior day’s fair value of loaned securities. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedules of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the Funds are indemnified for losses incurred due to a borrower’s failure to comply with the terms of the securities lending agreement.

Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of the cash collateral received.

The following table presents financial instruments that are subject to enforceable netting arrangements as of May 31, 2015:

Assets:		Gross	Gross Amounts Offset in the	Net Amount of Assets Presented in the	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Description	Amounts of Recognized Assets	Statement of Assets and Liabilities	Statement of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount
Select Value Fund	Securities Loaned	$381,241	$-	$381,241	$-	$381,241	$-
Value Fund	Securities Loaned	486,181	-	486,181	-	486,181	-
Texas Fund	Securities Loaned	330,855	-	330,855	-	330,855	-

For the nine month period ended May 31, 2015, the total amount of all purchased call and put options, as presented in the Texas Fund’s Schedule of Investments, is representative of the volume of activity for these derivative types during the period.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2015 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Options transactions — A Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies.  A put option (sometimes called a “standby commitment”) gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security, index or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a “reverse standby commitment”) gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security, index or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying security, index or currency.  A Fund may buy or sell both exchange-traded and over-the-counter (“OTC”) options.  A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists.  When a Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the security, index or currency underlying the option.  Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, a Fund receives a premium from the purchaser of the option.  Upon purchasing an option, the Fund pays a premium to the seller of the option.  The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

A Fund may purchase call options on debt securities that the Fund’s Adviser or Sub-adviser intends to include in the Fund’s portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. A Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid.  If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser or Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2015 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets.  The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged.  Index options are settled exclusively in cash. See note 3 for additional risks associated with options transactions.

All options purchased by the Texas Fund are on equity securities including exchange traded funds.  The derivatives are not accounted for as hedging instruments under GAAP.  The effect of derivative instruments on the Statements of Assets and Liabilities at May 31, 2015 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of Derivatives on Statements of Assets and Liabilities	Fair Value of Asset Derivatives
Texas Fund	Call options purchased	Investment securities at fair value	$8,900
	Totals		$8,900

The effect of derivative instruments on the Statements of Operations during the nine month period ended May 31, 2015 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of gain (loss) on Derivatives recognized in income	Realized and unrealized loss on Derivatives recognized in income
Texas Fund	Call options purchased	Net realized loss from call options purchased	$(10,300)
Texas Fund	Put options purchased	Net realized loss from put options purchased	(172,874)
Texas Fund	Call options purchased	Net change in unrealized depreciation on call options purchased	(123,107)
Texas Fund	Put options purchased	Net change in unrealized appreciation on put options purchased	183,124
	Totals		$(123,157)

The Fixed Income Fund, Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund and Value Fund did not invest in any derivative instruments during the nine month period ended May 31, 2015.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2015 (Unaudited)

2.	TAX MATTERS

The following information is based upon the federal income tax cost of the investment securities as of May 31, 2015:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Fixed Income Fund	$48,587,724	$910,479	$(171,197)	$739,282
Informed Investor Growth Fund	11,886,466	1,837,097	(60,492)	1,776,605
Quality Growth Fund	18,881,750	7,878,418	(489,725)	7,388,693
Select Value Fund	13,805,944	2,619,685	(926,455)	1,693,230
Value Fund	18,433,901	3,936,245	(1,035,600)	2,900,645
The Texas Fund	13,401,428	1,169,247	(1,413,989)	(244,742)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Informed Investor Growth Fund, Quality Growth Fund and Select Value Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

3.  OPTIONS RISK

A Fund’s use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on the Adviser or Sub-adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund’s ability to limit exposures by closing its positions; and, (v) the possible need to defer closing out of certain options to avoid adverse tax consequences. Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. See note 1 for additional disclosures related to options transactions.

4.  SECTOR RISK

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monteagle Funds

By:	/s/ Paul B. Ordonio
Name:	Paul B. Ordonio
Title:	President
Date:	July 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul B. Ordonio
Name:	Paul B. Ordonio
Title:	President
Date:	July 28, 2015

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	July 28, 2015